SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT [Text Block]

NOTE 25 - SUBSEQUENT EVENT

Subsequent to December 31, 2022, the Company was served with a civil claim filed in the Supreme Court of British Columbia pursuant to the Class Proceedings Act, R.S.B.C. 1996, c. 50 alleging that the Company's press release of February 22, 2023 misstated certain material facts which mislead the plaintiff in the claim. The suit also names the Company's subsidiary Adastra Labs Inc. and the Company's Chief Executive Officer. The Company denies the allegations in the claim and specifically that the press release was misleading. No specific amount of damages is claimed.